ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
ACCOUNTS RECEIVABLE
Accounts receivable		¥ 241,079	¥ 192,245
Less: Allowance for doubtful accounts		(11,014)	(5,384)	¥ (6,144)	¥ (3,290)
Accounts receivable, net	$ 33,462	¥ 230,065	¥ 186,861